                             The Glenmede Fund, Inc.


                       Supplement dated September 8, 2000
                                       to
     Small Capitalization Value Portfolio (Institutional Shares) Prospectus
                             dated February 28, 2000


         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

         Glenmede Advisers, Inc. ("Glenmede Advisers"), a newly formed, wholly-owned subsidiary of The Glenmede Trust Company, became the investment advisor to the Portfolio on September 1, 2000. Prior thereto, investment advisory services were provided by The Glenmede Trust Company. Glenmede Advisers has assumed all rights and obligations of The Glenmede Trust Company under the Portfolio's Investment Advisory Agreement, and The Glenmede Trust Company has guaranteed all obligations incurred by Glenmede Advisers in connection with that agreement. Management personnel of The Glenmede Trust Company responsible for providing investment advisory services to the Portfolio under the Investment Advisory Agreement, including the portfolio manager and the supervisory personnel, are employees of Glenmede Advisers, where they continue to provide such services to the Portfolio. Therefore, management of the Portfolio was not affected by this change. Glenmede Advisers, located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania, 19103, currently has over $3 billion in assets under management.

                             The Glenmede Fund, Inc.


                       Supplement dated September 8, 2000
                                       to
                          Equity Portfolios Prospectus
                             dated February 28, 2000


         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

         Glenmede Advisers, Inc. ("Glenmede Advisers"), a newly formed, wholly-owned subsidiary of The Glenmede Trust Company, became the investment advisor to the Portfolios on September 1, 2000. Prior thereto, investment advisory services were provided by The Glenmede Trust Company. Glenmede Advisers has assumed all rights and obligations of The Glenmede Trust Company under the Portfolios' Investment Advisory Agreements and Sub-Investment Advisory Agreements, and The Glenmede Trust Company has guaranteed all obligations incurred by Glenmede Advisers in connection with those agreements. Management personnel of The Glenmede Trust Company responsible for providing investment advisory services to the Portfolios under the Investment Advisory Agreement, including the portfolio managers and the supervisory personnel, are employees of Glenmede Advisers, where they continue to provide such services to the Portfolios. Therefore, management of the Portfolios was not affected by this change. Glenmede Advisers, located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania, 19103, currently has over $3 billion in assets under management.

                                      ***

The following replaces the thirteenth paragraph of the section "Management of the Portfolios-Investment Advisor and Sub-Advisors:

         TCW is located at 865 S. Figueroa Street, Los Angeles, California, 90017. It is a wholly-owned subsidiary of The TCW Group, Inc. Established in 1971, TCW Group companies provide a variety of trust, investment management and investment advisory services. As of December 31, 1999, TCW Group companies had over $70 billion of assets under management or committed to management. Mr. Douglas Foreman, Mr. Christopher Ainley and Mr. Nicolas Capuano jointly manage TCW's portion of the Portfolio's assets. Mr. Foreman is one of the firm's Group Managing Directors and is the Chief Investment Officer-U.S. Equities. He joined TCW as a Group Managing Director in 1994. Prior to that time, he spent eight years at Putnam Investments in Boston, Massachusetts. Mr. Foreman spent his last five years at Putnam managing institutional accounts and mutual funds for clients. Mr. Ainley has been a Managing Director and a portfolio manager at TCW since joining the firm in 1994. Prior to that time, Mr. Ainley spent two years at Putnam Investments as a Vice President and Analyst in the Equity Research Group and then as a Portfolio Manager for the Core Equity Group. Mr. Capuano is also a Managing Director and a portfolio manager at TCW. He joined the firm as an Account Manager in 1990. From 1992 until 1999 he was a senior analyst for small cap growth strategy and in 1999 he became a portfolio manager.

                             The Glenmede Fund, Inc.


                       Supplement dated September 8, 2000
                                       to
                Institutional International Portfolio Prospectus
                             dated February 28, 2000


         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

         Glenmede Advisers, Inc. ("Glenmede Advisers"), a newly formed, wholly-owned subsidiary of The Glenmede Trust Company, became the investment advisor to the Portfolio on September 1, 2000. Prior thereto, investment advisory services were provided by The Glenmede Trust Company. Glenmede Advisers has assumed all rights and obligations of The Glenmede Trust Company under the Portfolio's Investment Advisory Agreement, and The Glenmede Trust Company has guaranteed all obligations incurred by Glenmede Advisers in connection with that agreement. Management personnel of The Glenmede Trust Company responsible for providing investment advisory services to the Portfolio under the Investment Advisory Agreement, including the portfolio manager and the supervisory personnel, are employees of Glenmede Advisers, where they continue to provide such services to the Portfolio. Therefore, management of the Portfolio was not affected by this change. Glenmede Advisers, located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania, 19103, currently has over $3 billion in assets under management.

                             The Glenmede Fund, Inc.


                       Supplement dated September 8, 2000
                                       to
                      Emerging Markets Portfolio Prospectus
                             dated February 28, 2000


         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

         Glenmede Advisers, Inc. ("Glenmede Advisers"), a newly formed, wholly-owned subsidiary of The Glenmede Trust Company, became the investment advisor to the Portfolio on September 1, 2000. Prior thereto, investment advisory services were provided by The Glenmede Trust Company. Glenmede Advisers has assumed all rights and obligations of The Glenmede Trust Company under the Portfolio's Investment Advisory and Sub-Investment Advisory Agreements, and The Glenmede Trust Company has guaranteed all obligations incurred by Glenmede Advisers in connection with those agreements. Management personnel of The Glenmede Trust Company responsible for providing investment advisory services to the Portfolio under the Investment Advisory and Sub-Investment Advisory Agreements, including the portfolio manager and the supervisory personnel, are employees of Glenmede Advisers, where they continue to provide such services to the Portfolio. Therefore, management of the Portfolio was not affected by this change. Glenmede Advisers, located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania, 19103, currently has over $3 billion in assets under management.

                             The Glenmede Fund, Inc.
                             The Glenmede Portfolios


                       Supplement dated September 8, 2000
                                       to
                   Money Market and Bond Portfolios Prospectus
                             dated February 28, 2000


         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Prospectus.

         Glenmede Advisers, Inc. ("Glenmede Advisers"), a newly formed, wholly-owned subsidiary of The Glenmede Trust Company, became the investment advisor to the Portfolios on September 1, 2000. Prior thereto, investment advisory services were provided by The Glenmede Trust Company. Glenmede Advisers has assumed all rights and obligations of The Glenmede Trust Company under the Portfolios' Investment Advisory Agreements, and The Glenmede Trust Company has guaranteed all obligations incurred by Glenmede Advisers in connection with those agreements. Management personnel of The Glenmede Trust Company responsible for providing investment advisory services to the Portfolios under the Investment Advisory Agreements, including the portfolio managers and the supervisory personnel, are employees of Glenmede Advisers, where they continue to provide such services to the Portfolios. Therefore, management of the Portfolios was not affected by this change. Glenmede Advisers, located at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania, 19103, currently has over $3 billion in assets under management.

                             The Glenmede Fund, Inc.
                             The Glenmede Portfolios


                       Supplement dated September 8, 2000
                                       to
                       Statement of Additional Information
                             dated February 28, 2000


         Capitalized terms not defined in this Supplement have the meaning assigned to them in the Statement of Additional Information.

         The Statement of Additional Information is hereby revised as follows:


         The Emerging Markets Portfolio of The Glenmede Fund, Inc. is being liquidated. As a result, the Emerging Markets Portfolio is closed to investment.

                                       ***

         Glenmede Advisers, Inc. ("Glenmede Advisers"), a newly formed, wholly-owned subsidiary of The Glenmede Trust Company, became the investment advisor to the Portfolios on September 1, 2000. Prior thereto, investment advisory services were provided by The Glenmede Trust Company. Glenmede Advisers has assumed all rights and obligations of The Glenmede Trust Company under the Portfolios' Investment Advisory and Sub-Investment Advisory Agreements, and The Glenmede Trust Company has guaranteed all obligations incurred by Glenmede Advisers in connection with those agreements.